Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective tax rate reconciliation
Combined tax at U.S. statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (decrease) in taxes resulting from:
Tax-exempt income	(1.60%)	(1.50%)	(1.90%)
State and local income taxes, net of federal benefit	2.50%	2.60%	2.70%
Non-U.S. subsidiaries earnings	(5.20%)	(4.40%)	(3.10%)
Tax settlements	(0.20%)	(1.90%)	(1.30%)
All other	0.00%	(0.20%)	0.60%
Actual tax rates	30.50%	29.60%	32.00%